Basis of Presentation and Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Financial Statement Presentation

Basis of Financial Statement Presentation

The accompanying unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information, and with the rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Accordingly, these interim consolidated financial statements do not include all the information and footnotes required by GAAP for complete financial statements. In the opinion of the management of the Company, as defined below, these unaudited consolidated financial statements include all adjustments necessary to present fairly the information set forth therein. Results for interim periods are not necessarily indicative of results to be expected for a full year.

The consolidated balance sheet information as of December 31, 2020 was derived from the audited consolidated financial statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2020 (“2020 Form 10-K”). The interim consolidated financial statements contained herein should be read in conjunction with the 2020 Form 10-K.

Principles of Consolidation

Principles of Consolidation

The unaudited consolidated financial statements contained herein include the accounts of Can B Corp. and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

(a) Principles of Consolidation

The consolidated financial statements include the accounts of CANB and its wholly-owned subsidiaries, Pure Health Products, Duramed, Prosperity Radical Tactical and Green Grow Farms. All intercompany balances and transactions have been eliminated in consolidation.

Covid-19

Covid-19

Commencing in December 2019, the novel strain of coronavirus (“COVID-19”) began spreading throughout the world, including the first outbreak in the US in February 2020. On March 11, 2020, the World Health Organization declared COVID-19 a global pandemic and recommended containment and mitigation measures worldwide. COVID-19 has disrupted and continues to significantly disrupt local, regional, and global economies and businesses. The COVID-19 outbreak is disrupting supply chains and affecting production and sales across a range of industries. The extent of the impact of COVID-19 on the Company’s operational and financial performance will depend on certain developments, including the duration and spread of the outbreak, impact on the Company’s customers, employees and vendors, all of which are uncertain and cannot be predicted. At this point, the extent to which COVID-19 may impact the Company’s financial condition and/or results of operations is uncertain.

In response to COVID-19, the Company put into place certain restrictions, requirements and guidelines to protect the health of its employees and clients, including requiring that certain conditions be met before employees return to the Company’s offices. Also, to protect the health and safety of its employees, the Company’s daily execution has evolved into a largely virtual model. The Company plans to continue to monitor the current environment and may take further actions that may be required by federal, state or local authorities or that it determines to be in the interests of its employees, customers, and partners.

Management Estimates

Management Estimates

The preparation of financial statements and related disclosures in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses in those financial statements. Certain significant accounting policies that contain subjective management estimates and assumptions include those related to revenue recognition, inventory, goodwill, intangible assets and other long-lived assets, income taxes and deferred taxes. Descriptions of these policies are discussed in the Company’s 2020 Form 10-K. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, and adjusts when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from those estimates and assumptions. Significant changes, if any, in those estimates resulting from continuing changes in the economic environment will be reflected in the consolidated financial statements in future periods.

(b) Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Significant Accounting Policies	Significant Accounting Policies The Company’s significant accounting policies are described in “Note 3: Summary of Significant Accounting Policies” of our 2020 Form 10-K.
Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

The Financial Accounting Standards Board (“FASB”) issued the following accounting pronouncement which became effective for the Company in 2021, and which did not have a material impact on its condensed consolidated financial statements:

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which modifies ASC 740 to simplify the accounting for income taxes. ASU 2019-12 addresses the accounting for hybrid tax regimes, tax basis step-up in goodwill obtained in a transaction that is not a business combination, separate financial statements of legal entities not subject to tax, intraperiod tax allocation exception to incremental approach, ownership changes in investments - changes from a subsidiary to an equity method investment, ownership changes in investments - changes from an equity method investment to a subsidiary, interim period accounting for enacted changes in tax law and year-to-date loss limitation in interim period tax accounting.

(t) Recent Accounting Pronouncements

In 2016, the FASB issued ASU 2016-2 (Topic 842) which establishes a new lease accounting model for lessees. Under the new guidance, lessees will be required to recognize right of use assets and liabilities for most leases having terms of 12 months or more. Effective January 1, 2019, we adopted this new accounting guidance using the effective date transition method, which permits entities to apply the new lease standards using a modified retrospective transition approach at the date of adoption.

Segment reporting

Segment reporting

As of September 30, 2021, the Company reports operating results and financial data in one operating and reportable segment. The Chief Executive Officer, who is the chief operating decision maker, manages the Company as a single profit center in order to promote collaboration, provide comprehensive service offerings across the entire customer base, and provide incentives to employees based on the success of the organization as a whole. Although certain information regarding selected products or services is discussed for purposes of promoting an understanding of the Company’s business, the chief operating decision maker manages the Company and allocates resources at the consolidated level.

Reclassifications

Reclassifications

Certain amounts in the prior year consolidated financial statements have been reclassified to conform to the current year presentation. These reclassification adjustments had no effect on the Company’s previously reported net loss.

(u) Reclassifications

Certain amounts in the prior year consolidated financial statements have been reclassified to conform to the current year presentation. These reclassification adjustments had no effect on the Company’s previously reported net income.